Policyholder liabilities and unallocated surplus (Tables)	6 Months Ended
Jun. 30, 2020
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2020 $m

	Asia	US	Total
	note C3.2	note C3.3
At 1 January 2020	132,570	269,549	402,119
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $186 million classified as unallocated to a segment)	115,943	269,549	385,492
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	4,750
- Group's share of policyholder liabilities of joint ventures and associatenote(d)	11,877	—	11,877
Net flows:
Premiums	9,746	8,865	18,611
Surrenders	(2,083)	(7,455)	(9,538)
Maturities/deaths	(1,153)	(1,793)	(2,946)
Net flowsnote(d)	6,510	(383)	6,127
Shareholders' transfers post-tax	(54)	—	(54)
Investment-related items and other movements	6,526	(3,511)	3,015
Foreign exchange translation differences	(1,580)	—	(1,580)
At 30 June 2020	143,972	265,655	409,627
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $217 million classified as unallocated to a segment)	126,052	265,655	391,707
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	—	5,512
- Group's share of policyholder liabilities of joint ventures and associatenote (d)	12,408	—	12,408

	Half year 2019 $m
			Discontinued
	Asia	US	UK and	Total
	note C3.2	note C3.3	Europe
At 1 January 2019	105,408	236,380	210,002	551,790
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $50 million classified as unallocated to a segment)note (c)	91,836	236,380	193,020	521,236
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	16,982	20,180
- Group's share of policyholder liabilities of joint ventures and associatenote (d)	10,374	—	—	10,374
Reclassification of UK and Europe liabilities as held for distribution	—	—	(210,002)	(210,002)
Net flows:
Premiums	9,800	9,136	—	18,936
Surrenders	(1,982)	(8,279)	—	(10,261)
Maturities/deaths	(1,278)	(1,744)	—	(3,022)
Net flowsnote(d)	6,540	(887)	—	5,653
Shareholders' transfers post-tax	(49)	—	—	(49)
Investment-related items and other movements	7,947	21,786	—	29,733
Foreign exchange translation differences	547	—	—	547
At 30 June 2019	120,393	257,279	—	377,672
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $61 million classified as unallocated to a segment)note (c)	105,593	257,279	—	362,872
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,747	—	—	3,747
- Group's share of policyholder liabilities of joint ventures and associatenote (d)	11,053	—	—	11,053
Average policyholder liability balancesnote (e)
Half year 2020	133,141	267,602	—	400,743
Half year 2019	109,428	246,830	—	356,258

Notes

(a)The items above represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the year but exclude liabilities that have not been allocated to a reporting segment. The items above are shown gross of external reinsurance.

(b)The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above exclude any deductions for fees/charges; claims (surrenders, maturities and deaths) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder.

(c)The opening and closing policyholder liabilities of the Asia insurance operations for half year 2019 were after deducting the intra-group reinsurance liabilities ceded by the discontinued UK and Europe operations (M&G plc) to the Hong Kong with-profits business, which were recaptured in October 2019 upon demerger.

(d)Including net flows of the Group’s insurance joint ventures and associate. The Group’s investment in joint ventures and associate are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses of the China JV, India and the Takaful business in Malaysia.

(e)Average policyholder liabilities have been based on opening and closing balances, adjusted for acquisitions, disposals and other corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

Schedule of movement in insurance contract liabilities and unallocated surplus of with-profit funds

		Reinsurers' share
		of insurance	Unallocated surplus
	Contract liabilities	contract liabilities	of with-profits funds
	$m	$m	$m
At 1 January 2020	385,678	(13,856)	4,750
Income and expense included in the income statementnote (a)	7,555	(31,066)	742
Other movementsnote (b)	(110)	—	—
Foreign exchange translation differences	(1,199)	4	20
At 30 June 2020	391,924	(44,918)	5,512

At 1 January 2019	521,286	(14,193)	20,180
Removal of opening balances relating to the discontinued UK and Europe operationsnote (c)	(193,020)	2,169	(16,982)
Income and expense included in the income statement	33,996	(880)	655
Other movementsnote (b)	53	—	(116)
Foreign exchange translation differences	618	(15)	10
At 30 June 2019	362,933	(12,919)	3,747

Notes

(a)

The increase in reinsurers' share of insurance contract liabilities in half year 2020 includes $27.7 billion in respect of the reinsurance of substantially all of Jackson's in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.

(b)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.

(c)

The $2,169 million of reinsurer’s share of insurance contract liabilities excluded the intra-group reinsurance assets for the with-profits business ceded to the Asia insurance operations, which were eliminated on consolidation at 1 January 2019.

Shareholder-backed
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2020 $m

	Asia	US	Total
At 1 January 2020	62,262	269,549	331,811
Net flows:
Premiums	5,155	8,865	14,020
Surrenders	(1,702)	(7,455)	(9,157)
Maturities/deaths	(477)	(1,793)	(2,270)
Net flowsnote	2,976	(383)	2,593
Investment-related items and other movements	3,139	(3,511)	(372)
Foreign exchange translation differences	(1,052)	—	(1,052)
At 30 June 2020	67,325	265,655	332,980

Comprising:
- Policyholder liabilities on the consolidated statement of financial position	54,917	265,655	320,572
(excludes $217 million classified as unallocated to a segment)
- Group's share of policyholder liabilities relating to joint ventures and associate	12,408	—	12,408

	Half year 2019 $m
			Discontinued
			UK and
	Asia	US	Europe	Total
At 1 January 2019	51,705	236,380	51,911	339,996
Reclassification of UK and Europe liabilities as held for distribution	—	—	(51,911)	(51,911)
Net flows:
Premiums	5,076	9,136	—	14,212
Surrenders	(1,714)	(8,279)	—	(9,993)
Maturities/deaths	(567)	(1,744)	—	(2,311)
Net flowsnote	2,795	(887)	—	1,908
Investment-related items and other movements	2,100	21,786	—	23,886
Foreign exchange translation differences	315	—	—	315
At 30 June 2019	56,915	257,279	—	314,194

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $61 million classified as unallocated to a segment)	45,862	257,279	—	303,141
- Group's share of policyholder liabilities relating to joint ventures and associate	11,053	—	—	11,053

Note

Including net flows of the Group’s insurance joint ventures and associate.

Asia insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2020 $m
		Shareholder-backed business
	With-profits	Unit-linked	Other
	business	liabilities	business	Total
At 1 January 2020	70,308	28,850	33,412	132,570
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	65,558	23,571	26,814	115,943
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	—	4,750
- Group's share of policyholder liabilities relating to joint ventures and associatenote (a)	—	5,279	6,598	11,877
Premiums:
New business	375	909	1,009	2,293
In-force	4,216	1,148	2,089	7,453
	4,591	2,057	3,098	9,746
Surrendersnote (b)	(381)	(1,209)	(493)	(2,083)
Maturities/deaths	(676)	(87)	(390)	(1,153)
Net flows	3,534	761	2,215	6,510
Shareholders' transfers post tax	(54)	—	—	(54)
Investment-related items and other movements note (c)	3,387	(2,243)	5,382	6,526
Foreign exchange translation differencesnote (d)	(528)	(794)	(258)	(1,580)
At 30 June 2020	76,647	26,574	40,751	143,972
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	71,135	21,376	33,541	126,052
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	—	—	5,512
- Group's share of policyholder liabilities relating to joint ventures and associatenote (a)	—	5,198	7,210	12,408

	Half year 2019 $m
		Shareholder-backed business
	With-profits	Unit-linked	Other
	business	liabilities	business	Total
At 1 January 2019	53,703	25,704	26,001	105,408
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	50,505	20,846	20,485	91,836
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	—	3,198
- Group's share of policyholder liabilities relating to joint ventures and associatenote (a)	—	4,858	5,516	10,374
Premiums:
New business	769	1,003	1,180	2,952
In-force	3,955	1,206	1,687	6,848
	4,724	2,209	2,867	9,800
Surrendersnote (b)	(268)	(1,385)	(329)	(1,982)
Maturities/deaths	(711)	(89)	(478)	(1,278)
Net flows	3,745	735	2,060	6,540
Shareholders' transfers post-tax	(49)	—	—	(49)
Investment-related items and other movementsnote (c)	5,847	753	1,347	7,947
Foreign exchange translation differencesnote (d)	232	176	139	547
At 30 June 2019	63,478	27,368	29,547	120,393
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	59,731	22,392	23,470	105,593
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,747	—	—	3,747
- Group's share of policyholder liabilities relating to joint ventures and associatenote (a)	—	4,976	6,077	11,053
Average policyholder liability balancesnote (e)
Half year 2020	68,347	27,712	37,082	133,141
Half year 2019	55,118	26,536	27,774	109,428

Notes

(a)The Group’s investment in joint ventures and associate are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of the China JV, India and the Takaful business in Malaysia.

(b)The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) was 2.7 per cent in the first half of 2020 (half year 2019: 3.3 per cent).

(c)Investment-related items and other movements in the first half of 2020 primarily represents fixed income asset gains and lower discount rates due to falling interest rates for with-profits and other businesses, partially offset by unfavourable equity market performance for unit-linked business.

(d)Movements in the period have been translated at the average exchange rates for the period ended 30 June 2020 and 2019. The closing balance has been translated at the closing spot rates as at 30 June 2020 and 2019. Differences upon retranslation are included in foreign exchange translation differences.

(e)Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

US insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2020 $m
	Variable annuity	General account
	separate account	and other
	liabilities	business	Total
		note (d)
At 1 January 2020	195,070	74,479	269,549
Premiums	6,544	2,321	8,865
Surrenders	(5,353)	(2,102)	(7,455)
Maturities/deaths	(848)	(945)	(1,793)
Net flowsnote (a)	343	(726)	(383)
Transfers from separate to general account	(1,042)	1,042	—
Investment-related items and other movementsnote (b)	(10,151)	6,640	(3,511)
At 30 June 2020	184,220	81,435	265,655

	Half year 2019 $m
	Variable annuity	General account
	separate account	and other
	liabilities	business	Total
At 1 January 2019	163,301	73,079	236,380
Premiums	6,032	3,104	9,136
Surrenders	(6,008)	(2,271)	(8,279)
Maturities/deaths	(782)	(962)	(1,744)
Net flowsnote (a)	(758)	(129)	(887)
Transfers from general to separate account	637	(637)	—
Investment-related items and other movements	21,737	49	21,786
At 30 June 2019	184,917	72,362	257,279
Average policyholder liability balancesnote (c)
Half year 2020	189,645	77,957	267,602
Half year 2019	174,109	72,721	246,830

Notes

(a)Net outflows in the first half of 2020 were $383 million (first half of 2019 outflows: $887 million) with surrenders and withdrawals from general account exceeding new inflows on this business given lower volumes of institutional sales in the period, partially offset by net inflows into the variable annuity separate accounts.

(b)Negative investment-related items and other movements in variable annuity separate account liabilities of $(10,151) million for the first half of 2020 largely represent negative separate account return following the decrease in the US equity market in the period, partially offset by increased obligations for variable annuity guarantees, following falls in interest rates and equity markets.

(c)Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the period.

(d)Included within the policyholder liabilities for the general account and other business of $81,435 million at 30 June 2020 are $27.7 billion in respect of the reinsured Jackson's in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1